Organization - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Nov. 07, 2012	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Nov. 01, 2012 Reorganization [Member]
Organization [Line Items]
Common stock outstanding		38,108,092	37,967,635	1,000	32,188,891
Common stock, shares issued	4,782,609	38,856,251	38,856,251	1,000
Common stock, per share	$ 24.00
Common stock sold under initial public offering	381,723
Additional shares sold under initial public offering, over-allotment option	774,650
Gross proceeds from initial public offering	$ 114.8
Net proceeds from initial public offering	106.7
Underwriting discounts and commissions	8.1
Offering costs capitalized	$ 9.1